Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-Based Compensation
Share-Based Compensation
We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the 2005 Plan) in 2005 and the QIAGEN N.V. 2014 Stock Plan (the 2014 Plan) in 2014. The 2005 Plan expired by its terms in April 2015 and no further awards will be granted under the 2005 Plan. The plans allow for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 10 years, subject to earlier termination in certain situations. Generally, options vest over a three-year period. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the plans. To date, all option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue Treasury Shares to satisfy option exercises and award releases and had approximately 17.9 million Common Shares reserved and available for issuance under the 2005 and 2014 Plans at December 31, 2016.
Revision of Previously Issued Financial Statements for Change in Attribution Method
In the fourth quarter of 2016, we made a change in accounting principle to move from a straight-line attribution method for expense recognition to an accelerated attribution method. As a company with multi-jurisdiction reporting requirements, we made this change to align our share-based compensation expense reporting under both U.S. GAAP and International Financial Reporting Standards (IFRS). This change is preferable because not only does it allow us to harmonize our share-based compensation expense across our reports, whether prepared under U.S. GAAP or IFRS, it provides better alignment of the cost recognition over the vesting periods. Therefore, we have revised our Consolidated Balance Sheet and Consolidated Statements of Income for the years as noted in the tables below. The change in attribution method reduced the amount of pre-forfeiture share-based compensation expense in the fourth quarter of 2016 by $0.8 million, or $0.5 million after tax. The cumulative effect of the change in accounting principle as of January 1, 2014 was a reduction to retained earnings of $21.1 million, an increase in additional paid-in capital of $29.1 million and an $8.0 decrease in long-term deferred tax liabilities. This revision had no impact on our net cash provided by operating activities for the years ended December 31, 2015 and 2014.
The following tables summarize the selected line items from our consolidated financial statements illustrating the effect of these adjustments to the comparative years and related tax amounts in Note 16 Income Taxes.

As of December 31, 2015 (in thousands)
Consolidated Balance Sheet	As Reported	Change in Attribution Method	As Adjusted
Long-term deferred income taxes	$75,726	$(6,116)	$69,610
Additional paid-in capital	$1,741,167	$24,428	$1,765,595
Retained earnings	$1,227,509	$(18,312)	$1,209,197

Year-Ended December 31, 2015 (in thousands, except per share data)
Consolidated Statements of income	As Reported	Change in Attribution Method	As Adjusted
Cost of sales	$454,611	$(283)	$454,328
Research and development	$147,180	$(350)	$146,830
Sales and marketing	$360,962	$(1,364)	$359,598
General and administrative, integration and other	$103,874	$(1,808)	$102,066

Income before income taxes	$132,498	$3,805	$136,303
Income taxes	5,641	760	6,401
Net income	126,857	3,045	129,902
Net (loss) income attributable to noncontrolling interest	(246)	—	(246)
Net income attributable to the owners of QIAGEN N.V.	$127,103	$3,045	$130,148
Basic net income per common share attributable to the owners of QIAGEN N.V.	$0.54	$0.02	$0.56
Diluted net income per common share attributable to the owners of QIAGEN N.V.	$0.54	$0.01	$0.55

Weighted-average common shares outstanding
Basic	233,483	—	233,483
Diluted	237,158	1,489	238,647

Year-Ended December 31, 2014 (in thousands, except per share data)
Consolidated Statements of income	As Reported	Change in Attribution Method	As Adjusted
Cost of sales	$479,839	$(269)	$479,570
Research and development	$163,627	$39	$163,666
Sales and marketing	$376,873	$(732)	$376,141
General and administrative, integration and other	$126,550	$87	$126,637

Income before income taxes	$118,514	$875	$119,389
Income taxes	1,312	1,144	2,456
Net income	117,202	(269)	116,933
Net (loss) income attributable to noncontrolling interest	568	—	568
Net income attributable to the owners of QIAGEN N.V.	$116,634	$(269)	$116,365
Basic net income per common share attributable to the owners of QIAGEN N.V.	$0.50	$—	$0.50
Diluted net income per common share attributable to the owners of QIAGEN N.V.	$0.48	$—	$0.48

Weighted-average common shares outstanding
Basic	232,644	—	232,644
Diluted	241,538	1,268	242,806

As a result of these revisions, Note 16--Income Taxes has been revised accordingly from those previously issued with respect to deferred taxes related to share-based compensation.
Stock Options
We have not granted stock options since 2013. A summary of the status of employee stock options as of December 31, 2016 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2016	1,821	$19.37
Exercised	(354)	$17.66
Forfeited	(3)	$18.68
Expired	(25)	$16.21
Outstanding at December 31, 2016	1,439	$19.84	3.85	$11,762
Vested at December 31, 2016	1,439	$19.84	3.85	$11,762
Vested and expected to vest at December 31, 2016	1,439	$19.84	3.85	$11,762

The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 was $3.2 million, $7.0 million and $6.38 million, respectively. At December 31, 2016, there was no unrecognized share-based compensation expense related to employee stock option awards.
At December 31, 2016, 2015 and 2014, 1.4 million, 1.7 million and 2.1 million options were exercisable at a weighted average price of $19.84, $19.27 and $18.10 per share, respectively. The options outstanding at December 31, 2016 expire in various years through 2023.
Stock Units
Stock units represent rights to receive Common Shares at a future date and include restricted stock units which are subject to time-vesting only and performance stock units which include performance conditions in addition to time-vesting. The final number of performance stock units earned is based on the performance achievement which for some grants can reach up to 120% of the granted shares. There is no exercise price and the fair market value at the time of the grant is recognized over the requisite vesting period, generally 3 to 5 years, and in certain grants 10 years. The fair market value is determined based on the number of stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 6.5%. At December 31, 2016, there was $76.5 million remaining in unrecognized compensation cost including estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 2.45 years. The weighted average grant date fair value of stock units granted during the years ended December 31, 2016, 2015 and 2014 was $23.81, $24.91 and $22.73, respectively. The total fair value of stock units that vested during the years ended December 31, 2016, 2015 and 2014 was $27.4 million, $28.7 million and $34.1 million, respectively.
A summary of stock units as of December 31, 2016 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2016	8,956
Granted	2,942
Vested	(1,200)
Forfeited	(500)
Outstanding at December 31, 2016	10,198	2.43	$285,311
Vested and expected to vest at December 31, 2016	8,886	2.30	$248,989

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2016, 2015 and 2014 totaled approximately $28.3 million, $23.8 million and $44.3 million, respectively, as shown in the table below. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $0.8 million, $3.3 million and $1.6 million, respectively, for the years ended December 31, 2016, 2015 and 2014.

Compensation Expense (in thousands)	2016	2015	2014
Cost of sales	$2,553	$2,177	$2,809
Research and development	4,735	5,686	6,696
Sales and marketing	4,824	4,815	9,086
General and administrative	16,176	11,083	25,709
Share-based compensation expense	28,288	23,761	44,300
Less: income tax benefit	6,223	5,751	8,541
Net share-based compensation expense	$22,065	$18,010	$35,759

Following the restructuring program discussed in Note 6, share-based compensation expense in 2016 includes the impact of $2.0 million in forfeitures in connection with the restructuring terminations. Total share-based compensation expense in 2015 was lower compared to 2014 following a reassessment on stock units with performance criteria. No share-based compensation cost was capitalized in inventory in 2016, 2015 or 2014 as the amounts were not material.